Fair Value	6 Months Ended
Jun. 30, 2023
Fair Value [Abstract]
Fair Value

Note 4 — Fair Value

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

●	Level 2 are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities either directly or indirectly.

●	Level 3 inputs are unobservable inputs for the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange-traded equity securities and futures are generally valued based on quoted prices at the close of trading on the period end date. To the extent these securities and futures are actively traded, valuation adjustments are not applied, and they are categorized in level 1 of the fair value hierarchy; otherwise, they are categorized in level 2 or level 3 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices at the close of trading on the period end date and are categorized in level 1 of the fair value hierarchy. Listed derivatives that are not actively traded are valued using the same approaches as those applied to over-the-counter (“OTC”) derivatives; they are generally categorized in level 2 of the fair value hierarchy.

Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be either observed or modeled using a series of techniques and model inputs from comparable benchmarks. Substantially all of the Group’s OTC derivatives were carried at fair value based on spot exchange rates broadly distributed in active markets, or amounts approximating fair value. Such values are categorized as level 2 of the fair value hierarchy.

The significant assumptions which the Company used to value the options in the Black-Sholes-Merton pricing model as of June 30, 2023 are as below. There were no outstanding options as of December 31, 2022.

June 30, 2023

Stock price	$0.7 - 3.8
Exercise price	$0.6 - 3.6
Expected term in years	0.01 - 0.2
Expected dividend yield	0%
Volatility	21% - 48%
Risk-free interest Rate	3%

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022:

At June 30, 2023

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$16,835,069	$-	$-	$16,835,069
Option assets(ii)	-	134,337	-	134,337
	$16,835,069	$134,337	$-	$16,969,406
Liabilities
Embedded derivative liabilities	$-	$(1,257,795)	$-	$(1,257,795)
Option liabilities(i)(ii)	-	(134,337)	-	(134,337)
Warrant liabilities	(138,000)	(64,500)	-	(202,500)
	$(138,000)	$(1,456,632)	$-	$(1,594,632)

(i)	No collateral received or pledged for derivative contracts.

(ii)	Option assets balance was included in the line item “prepaids, deposits and other” in the condensed consolidated balance sheets. Option liabilities balance was included in the line item “accrued expenses and other payables” in the condensed consolidated balance sheets.

At December 31, 2022

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$11,104,047	$-	-	$11,104,047
	$11,104,047	$-	$-	$11,104,047
Liabilities
Embedded derivative liabilities	$-	$(2,292,056)	$-	$(2,292,056)
Warrant liabilities	(460,000)	(215,000)	-	(675,000)
	$(460,000)	$(2,507,056)	$-	$(2,967,056)

There were no transfers between level 1, level 2, and level 3 during either period.

The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments that are carried at fair value on a recurring basis, and information is provided on their classification within the fair value hierarchy.

At June 30, 2023

		Quoted Prices
		in Active
		Markets for	Significant	Significant
	Total	Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$15,763,073	$15,763,073	$-	$-	$15,763,073
Bank balances held on behalf of customers	1,626,680	1,626,680	-	-	1,626,680
Receivables from broker-dealers and clearing organizations	33,301,424	-	33,301,424	-	33,301,424
Short-term loans receivable	-	-	-	-	-
Other receivables	50,670	-	50,670	-	50,670
	$50,741,847	$17,389,753	$33,352,094	$-	$50,741,847

Liabilities
Payables to customers	$24,955,725	$-	$24,955,725	$-	$24,955,725
Payables to broker-dealers and clearing organizations	32,151,798	-	32,151,798	-	32,151,798
Accrued expenses and other payables	1,867,779	-	1,867,779	-	1,867,779
Short-term borrowings	109,376	-	109,376	-	109,376
Lease liability - current	606,430	-	606,430	-	606,430
Lease liability - noncurrent	309,155	-	309,155	-	309,155
Due to director	115,305	-	115,305	-	115,305
	$60,115,568	$-	$60,115,568	$-	$60,115,568

At December 31, 2022

		Quoted Prices
		in Active
		Markets for	Significant	Significant
	Total Carrying	Identical Assets	Observable Inputs	Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$11,159,610	$11,159,610	$-	$-	$11,159,610
Bank balances held on behalf of customers	3,242,989	3,242,989	-	-	3,242,989
Receivables from broker-dealers and clearing organizations	33,342,254	-	33,342,254	-	33,342,254
Short-term loans receivable	7,126,021	7,126,021	-	-	7,126,021
Other receivables	534,437	-	534,437	-	534,437
	$55,405,311	$21,528,620	$33,876,691	$-	$55,405,311

Liabilities
Payables to customers	$23,829,192	$-	$23,829,192	$-	$23,829,192
Payables to broker-dealers and clearing organizations	24,963,524	-	24,963,524	-	24,963,524
Accrued expenses and other payables	1,923,305	-	1,923,305	-	1,923,305
Short-term borrowings	110,000	-	110,000	-	110,000
Lease liability - current	601,531	-	601,531	-	601,531
Lease liability - noncurrent	618,705	-	618,705	-	618,705
Due to director	146,671	-	146,671	-	146,671
	$52,192,928	$-	$52,192,928	$-	$52,192,928